Other Liability	12 Months Ended
Dec. 31, 2022
Other Liabilities [Abstract]
Other Liability

12.    Other Liability

The Company has received certain amounts from a third party to assist with certain operating expenditures of the Company. These amounts are to be repaid upon settlement of those expenditures, are non-interest bearing, and have been treated as a long-term liability. As of December 31, 2022, an amount of $500,000 related to these expenses was recorded in other liability (2021 — $250,000).